MD&A - UBS shares (Narrative) (Detail) - SFr / shares	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Shares [Line Items]
Par Value Per Share	SFr 0.1	SFr 0.1
UBS AG
Disclosure of Shares [Line Items]
Par Value Per Share	SFr 0.1	SFr 0.1